p 10/17/03

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-HR/A

Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

THIS FORM 13F IS SUBJECT TO A REQUEST FOR CONFIDENTIAL TREATMENT

CONFIDENTIAL TREATMENT EXPIRED

Institutional Investment Manager Filing this Report:

Name: Milton Arbitrage Partners LLC
Address: 56 Mason Street
Greenwich, Connecticut 06830

Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

PROCESSED
APR 30 2008
THOMSON REUTERS

CONFIDENTIAL

Name: James E. Buck II
Title: Managing Member
Phone: (203)661-7022

Signature, Place, and Date of Signing:

[Signature]	Greenwich, Connecticut [City, State]	October 28, 2002 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

[641510-1]

03044363

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	23
Form 13F Information Table Value Total:	$ 148,097 (thousands)

CONFIDENTIAL

List of Other Included Managers:

None

Form 13F INFORMATION TABLE (February 15, 2003 - Confidential)

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
									VOTING AUTHORITY		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (X1000)	SHRS OR PRN AMOUNT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
Admiralty Bancorp Inc.	Common Stock	007231103	1,561	60,900	SH		SOLE		60,900	0	0
American Finl Holdings	Common Stock	026075101	4,327	142,300	SH		SOLE		142,300	0	0
Bank of the Northwest Portla	Common Stock	064206105	2,337	105,500	SH		SOLE		105,500	0	0
Chemfirst Inc.	Common Stock	16361A106	5,322	185,044	SH		SOLE		185,044	0	0
Commonwealth Bancorp Inc.	Common Stock	20268X102	3,910	85,000	SH		SOLE		85,000	0	0
Dreyers Grand Ice Cream Inc.	Common Stock	261878102	11,171	159,900	SH		SOLE		159,900	0	0
FEI Co.	Common Stock	30241L109	243	16,800	SH		SOLE		16,800	0	0
Golden St Bancorp	Common Stock	381197102	23,060	690,600	SH		SOLE		690,600	0	0
Hispanic Broadcasting Corp	Common Stock	43357B104	6,212	333,100	SH		SOLE		333,100	0	0
Howell Corp	Common Stock	443051107	2,053	100,000	SH		SOLE		100,000	0	0
Howell Corp	Pfd A CV $3.50	443051206	1,957	25,900	SH		SOLE		25,900	0	0
National Golf Pptys Inc	REITS/RICS	63623G109	148	12,900	SH		SOLE		12,900	0	0
Pure Res Inc	Common Stock	74622E102	3,123	139,400	SH		SOLE		139,400	0	0
Speedfam-IPEC Inc	Common Stock	847705100	672	181,100	SH		SOLE		181,100	0	0
Syncor Int Corp	Common Stock	87157J106	10,127	315,390	SH		SOLE		315,390	0	0
TRW Inc.	Common Stock	872649108	30,458	520,200	SH		SOLE		520,200	0	0
Unilab Corp New	Common Stock	904763208	1,569	74,800	SH		SOLE		74,800	0	0
Viacom Inc	Cl A	925524100	17,976	443,300	SH		SOLE		443,300	0	0
VIB Corp	Common Stock	91823H106	749	50,000	SH		SOLE		50,000	0	0
Warren Bancorp Inc	Common Stock	934710104	1,250	80,000	SH		SOLE		80,000	0	0

CONFIDENTIAL

Form 13F INFORMATION TABLE (May 15, 2003 - Confidential)

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
									VOTING AUTHORITY		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (X1000)	SHRS OR PRN AMOUNT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
Equitable Bk Md	Common Stock	29444Q105	356	10,400	SH		SOLE		10,400	0	0
Fifth Third Bancorp	Common Stock	316773100	410	6,700	SH		SOLE		6,700	0	0
Pharmacia Corp	Common Stock	71713U102	19,106	491,400	SH		SOLE		491,400	0	0

CONFIDENTIAL

END